GOODWILL AND OTHER INTANGIBLES - Changes in the Carrying Amount of Goodwill (Detail) $ in Millions	9 Months Ended
Sep. 30, 2018 USD ($)
Goodwill [Roll Forward]
Balance at beginning	$ 2,472 [1]
Foreign currency translation and other	(12)
Balance at ending	2,460
Agricultural Equipment
Goodwill [Roll Forward]
Balance at beginning	1,654
Foreign currency translation and other	(3)
Balance at ending	1,651
Construction Equipment
Goodwill [Roll Forward]
Balance at beginning	593
Foreign currency translation and other	(5)
Balance at ending	588
Commercial Vehicles
Goodwill [Roll Forward]
Balance at beginning	64
Foreign currency translation and other	(2)
Balance at ending	62
Powertrain
Goodwill [Roll Forward]
Balance at beginning	5
Foreign currency translation and other	0
Balance at ending	5
Financial Services
Goodwill [Roll Forward]
Balance at beginning	156
Foreign currency translation and other	(2)
Balance at ending	$ 154

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).